Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 139,004	$ 240,125	$ 977,768	$ 2,013,762
General and administrative	587,638	535,861	933,742	1,612,685
General and administrative related party	$ 10,000	$ 20,720	$ 44,220	$ 5,125
Selling, General, and Administrative Expenses, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Compensation expense	$ 13,600	$ 22,400	$ 178,382	$ 582,862
Total operating expenses	750,242	819,106	2,134,112	4,214,434
Loss from operations	(750,242)	(819,106)	(2,134,112)	(4,214,434)
Other expenses:
Interest expense	67,221	52,035	(207,117)	(236,577)
Amortization of Intellectual Property	(514)	(911)	(3,644)
Amortization of debt discount		91,334	(312,431)	(77,031)
Total other expenses	67,735	144,280	(523,192)	(313,608)
Net loss before provision for income taxes	(817,977)	(963,386)	(2,657,304)	(4,528,042)
Provision for income taxes
Net loss	(817,977)	(963,386)	(2,657,304)	(4,528,042)
Net loss attributable to the non-controlling interest	32,894	51,116	193,372	496,297
NET LOSS ATTRIBUTABLE TO BIOXYTRAN	$ (785,083)	$ (912,270)	$ (2,463,932)	$ (4,031,745)
Loss per common share, basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)
Weighted average number of common shares outstanding, basic and diluted	123,495,291	110,840,998	115,139,380	106,252,116
Amortization of IP	$ 514	$ 911	$ 3,644